CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31,
	2020	2019
Cash and cash equivalents	$3,260,135	$4,117,647
Restricted cash	1,143,666	1,146,077
	$4,403,801	$5,263,724

Schedule of Cash Flow Information

Supplemental disclosure:

	July 31,
	2020	2019
Cash Flow Information
Interest paid, net of capitalized interest of $112,074 (2020), and $77,880 (2019)	$153,107	$115,657
Income tax (refunded)	(23,041)	—

Non-cash information
Recognition of operating lease right-of-use assets	$39,464,411	$—
Recognition of operating lease liabilities	30,222,981	—
Mortgage refinance	5,255,920	—